PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 207	$ 257
Fair value of plan assets	224	268
Recognized defined benefit assets (obligations)	17	11
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	11	17
Fair value of plan assets	0	0
Recognized defined benefit assets (obligations)	$ (11)	$ (17)